Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	$ (606)	$ 14,404
Charged (credited) to profit or loss	87	(13,814)
Derecognized - discontinued operations (note 5)	12
Charged (credited) to profit and loss (foreign exchange)		(1,196)
Ending balance	(507)	(606)
Intangible assets other than goodwill [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance		27,481
Charged (credited) to profit or loss		(27,481)
R&D Expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(618)	(938)
Charged (credited) to profit or loss	111	320
Ending balance	(507)	(618)
Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance		(12,160)
Charged (credited) to profit or loss		13,356
Charged (credited) to profit and loss (foreign exchange)		(1,196)
Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	12	21
Charged (credited) to profit or loss	(24)	(9)
Derecognized - discontinued operations (note 5)	$ 12
Ending balance		$ 12